HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.7%
	AEROSPACE & DEFENSE - 0.9%
14,170	Mercury Systems, Inc.(a)	$ 458,400

	APPAREL & TEXTILE PRODUCTS - 0.7%
20,790	Levi Strauss & Company, Class A	355,301

	ASSET MANAGEMENT - 1.7%
9,280	Cohen & Steers, Inc.	916,586

	AUTOMOTIVE - 3.3%
48,215	Gentex Corporation	1,461,397
3,325	Lear Corporation	318,402
		1,779,799
	BANKING - 15.9%
28,240	Columbia Banking System, Inc.	805,122
42,165	First Community Corporation	1,000,997
13,485	Hancock Whitney Corporation	702,299
50,830	Old Second Bancorp, Inc.	834,629
13,215	Pinnacle Financial Partners, Inc.	1,393,521
22,685	Prosperity Bancshares, Inc.	1,660,541
10,135	SouthState Corporation	988,467
8,880	Wintrust Financial Corporation	1,029,103
		8,414,679
	COMMERCIAL SUPPORT SERVICES - 0.9%
5,720	TriNet Group, Inc.	485,571

	CONSTRUCTION MATERIALS - 1.2%
3,490	Simpson Manufacturing Company, Inc.	627,467

	CONTAINERS & PACKAGING - 3.6%
68,790	Graphic Packaging Holding Company	1,944,006

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.7% (Continued)
	ELECTRIC UTILITIES - 3.2%
29,110	Black Hills Corporation	$ 1,723,021

	ELECTRICAL EQUIPMENT - 3.3%
4,470	Generac Holdings, Inc.(a)	740,009
4,185	Littelfuse, Inc.	1,023,776
		1,763,785
	FOOD - 2.4%
15,490	John B Sanfilippo & Son, Inc.	1,278,080

	HEALTH CARE FACILITIES & SERVICES - 1.8%
6,250	Ensign Group, Inc. (The)	968,688

	HOME & OFFICE PRODUCTS - 0.7%
45,575	Arhaus, Inc.	386,476

	HOME CONSTRUCTION - 3.8%
7,065	Armstrong World Industries, Inc.	985,921
2,530	Cavco Industries, Inc.(a)	1,036,781
		2,022,702
	INDUSTRIAL SUPPORT SERVICES - 0.9%
11,110	Core & Main, Inc.(a)	491,951

	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
33,110	Lazard, Inc.	1,754,499

	INSURANCE - 5.9%
19,600	Axis Capital Holdings Ltd.	1,533,896
10,735	Hanover Insurance Group, Inc. (The)	1,592,323
		3,126,219
	LEISURE PRODUCTS - 1.2%
9,020	Polaris, Inc.	630,588

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.7% (Continued)
	MACHINERY - 4.5%
10,745	Esab Corporation	$ 1,322,064
8,345	Middleby Corporation (The)(a)	1,082,346
		2,404,410
	MEDICAL EQUIPMENT & DEVICES - 2.7%
37,360	Envista Holdings Corporation(a)	783,439
8,420	Globus Medical, Inc., Class A(a)	619,207
		1,402,646
	MULTI ASSET CLASS REIT - 0.7%
21,290	Elme Communities	359,162

	OFFICE REIT - 1.2%
31,015	Equity Commonwealth(a)	613,787

	OIL & GAS PRODUCERS - 4.9%
49,215	Magnolia Oil & Gas Corporation, Class A	1,244,155
26,275	Matador Resources Company	1,369,190
		2,613,345
	REAL ESTATE SERVICES - 3.3%
2,050	Jones Lang LaSalle, Inc.(a)	555,468
31,495	Marcus & Millichap, Inc.	1,191,771
		1,747,239
	RESIDENTIAL REIT - 4.2%
39,450	Independence Realty Trust, Inc.	774,009
80,720	UMH Properties, Inc.	1,505,428
		2,279,437
	RETAIL - DISCRETIONARY - 3.1%
21,580	Academy Sports & Outdoors, Inc.	1,097,559
4,840	BlueLinx Holdings, Inc.(a)	529,786
		1,627,345
	SELF-STORAGE REIT - 0.6%
7,925	National Storage Affiliates Trust	334,039

	SEMICONDUCTORS - 6.7%
11,380	Coherent Corporation(a)	1,051,967

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.7% (Continued)
	SEMICONDUCTORS - 6.7% (Continued)
2,220	Onto Innovation, Inc.(a)	$ 440,293
19,960	Tower Semiconductor Ltd.(a)	837,522
71,735	Vishay Intertechnology, Inc.	1,216,625
		3,546,407
	SOFTWARE - 1.2%
13,705	Ziff Davis, Inc.(a)	634,130

	SPECIALTY REIT - 0.9%
35,300	Gladstone Land Corporation	459,959

	TECHNOLOGY SERVICES - 2.1%
8,120	John Wiley & Sons, Inc., Class A	400,316
15,440	WNS Holdings Ltd.(a)	740,966
		1,141,282
	TRANSPORTATION & LOGISTICS - 1.9%
15,185	Grupo Aeroportuario del Centro Norte S.A.B. de - ADR	1,018,154

	TOTAL COMMON STOCKS (Cost $42,804,254)	49,309,160

	SHORT-TERM INVESTMENTS — 7.4%
	MONEY MARKET FUNDS - 7.4%
3,962,870	First American Treasury Obligations Fund, Class X, 4.75% (Cost $3,962,870)(b)	3,962,870

	TOTAL INVESTMENTS - 100.1% (Cost $46,767,124)	$ 53,272,030
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(31,650)
	NET ASSETS - 100.0%	$ 53,240,380

ADR	- American Depositary Receipt
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a) Non-income producing security.
(b)Rate disclosed is the seven-day effective yield as of October 31, 2024.